Going Concern (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended			39 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2015	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2018	Mar. 30, 2015
Going Concern Details Narrative
Net Income (Loss)	$ (183,184)	$ (232)	$ 6,334	$ (426,007)	$ 6,107	$ (72,331)	$ (53,102)	$ (3,625)	$ (122,725)
Stockholders' Equity (Deficit)	(501,572)			(501,572)		(75,565)	(3,194)		(75,565)
Accumulated net loss	(548,732)			(548,732)		(122,725)	(50,394)		(122,725)
Net worth	$ (501,572)	$ 6,644	$ 10,334	$ (501,572)	$ 6,644	$ (75,565)	$ (3,194)	$ 6,708	$ (75,565)